Form Requirement	Description of Form Requirement	Page Number where item can be located in Nationwide Portfolio Innovator, Registration No. 333-155368
Item 1
§229.501 of Regulation S-K	Forepart of the Registration Statement and Outside Front Cover Page of Prospectus	See facing page of the Registration Statement
§229.501(a)	Front Cover Page of Amendment – delaying amendment legend, Regulation C, Rule 473	See facing page of the Registration Statement
§229.501(b)	Outside Front Cover Page	See facing page of the Registration Statement
§229.501(b)(1)	Name	See facing page of the Registration Statement
§229.501(b)(2)	Title and amount of securities	See front page of the Prospectus
§229.501(b)(3)	Offering price of the securities	N/A
§229.501(b)(4)	Market for the securities	N/A
§229.501(b)(5)	Risk Factors	See front page of the Prospectus
§229.501(b)(6)	State legend	See front page of the Prospectus
§229.501(b)(7)	Commission legend	See front page of the Prospectus
§229.501(b)(8)	Underwriting	See front page of the Prospectus
§229.501(b)(9)	Date of Prospectus	See front page of the Prospectus
§229.501(b)(10)	Prospectus “Subject to Completion”	See front page of the Prospectus
§229.501(b)(11)	Rule 430A	N/A
Item 2
§229.502(a) of Regulation S-K	Table of Contents	See Table of Contents, pp. i – iii
§229.502 (b)	Dealer Prospectus Delivery Obligation	N/A
Item 3
§229.503(a) of Regulation of S-K	Prospectus Summary	See Summary of the Contracts, pp. 1-17
§229.503(b)	Address and Telephone Number	See front page of the Prospectus
§229.503(c)	Risk Factors	See Risk Factors, pp. 17-19
§229.503(d)	Ratio of Earning to Fixed Charges	N/A
Item 4
§229.504 of Regulation S-K	Use of Proceeds	See “How much will the Contract Cost?” p. 3.

Item 5
§229.505 of Regulation S-K	Determination of Offering Price	N/A
Item 6
§229.506 of Regulation S-K	Dilution	N/A
Item 7
§229.507 of Regulation S-K	Selling Security Holders	N/A
Item 8
§229.508 (a) of Regulation S-K	Underwriters and Underwriting Obligations	See Distribution (Marketing) of the Contract, p. 41
§229.508 (b)	New Underwriters	See Distribution (Marketing) of the Contract, p. 41
§229.508 (c)	Other Distribution	See Distribution (Marketing) of the Contract, p. 41
§229.508 (d)	Offerings on Exchange	N/A
§229.508 (e)	Underwriter’s Compensation	See Distribution (Marketing) of the Contract, p. 41
§229.508 (f)	Underwriter’s Representative on Board of Directors	N/A
§229.508 (g)	Indemnification of Underwriters
§229.508 (h)	Dealers’ Compensation	See Distribution (Marketing) of the Contract, p. 41
§229.508 (i)	Finders	N/A
§229.508 (j)	Discretionary Accounts	N/A
§229.508 (k)	Passive Market Making	N/A
§229.508 (l)	Stabilization and Other Transactions	N/A
Item 9
§229.202(a) of Regulation S-K	Capital Stock	N/A
§229.202(b)	Debt Securities	N/A
§229.202(c)	Warrants and Rights	N/A
§229.202(d)	Other Securities
See “The Accumulation Phase,” “The Withdrawal Phase,” “Triggering the Annuity Phase,” “The Income Phase,” “Terms and Conditions of the Contract,” “Spousal Continuation Option,” and “The Contract Fee,” pp. 20-30

§229.202(e)	Market Information for Securities Other Than Common Equity	N/A
§229.202(f)	American Depositary Receipts	N/A
Item 10
§229.509 of Regulation S-K	Interests of Named Experts and Counsel	See Legal Opinion, p. 41 and Experts, p. 42
Item 11
§229.101(a) of Regulation S-K	General Description of Business	See Incorporation of Certain Information by Reference, p. 41 and About Nationwide, p. 42
§229.101(b)	Financial Information About Segments	See Incorporation of Certain Information by Reference, p. 41
§229.101(c)	Narrative Description of Business	See Incorporation of Certain Information by Reference, p. 41
§229.101(d)	Financial Information About Geographic Areas	See Incorporation of Certain Information by Reference, p. 41
§229.101(e)	Available Information	See Incorporation of Certain Information by Reference, p. 41
§229.101(f)	Reports to Security Holders	See Incorporation of Certain Information by Reference, p. 41
§229.101(g)	Enforceability of Civil Liabilities Against Foreign Persons	N/A
§229.102	Description of Property	See Incorporation of Certain Information by Reference, p. 41
§229.103	Legal Proceedings	See Incorporation of Certain Information by Reference, p. 41
§229.201	Market Price of and Dividends on the Registrant’s Common Equity and Related Stockholder Matters	See Incorporation of Certain Information by Reference, p. 41
Regulation S-X	Financial Statement Schedules	See Incorporation of Certain Information by Reference, p. 41
§229.301 of Regulation S-K	Selected Financial Data	See Incorporation of Certain Information by Reference, p. 41
§229.302	Supplementary Financial Information	N/A
§229.303	Management’s Discussion and Analysis of Financial Condition and Results of Operations	See Incorporation of Certain Information by Reference, p. 41

§229.304	Changes in and Disagreements with Accountants on Accounting and Financial Disclosure	N/A
§229.305	Quantitative and Qualitative Disclosures About Market Risk	See Incorporation of Certain Information by Reference, p. 41
§229.401	Directors, Executive Officers, Promoters, and Control Persons	See Incorporation of Certain Information by Reference, p. 41
§229.402	Executive Compensation	See Incorporation of Certain Information by Reference, p. 41
§229.403	Security Ownership of Certain Beneficial Owners and Management	See Incorporation of Certain Information by Reference, p. 41
§229.404	Transactions with Related Persons, Promoters and Certain Control Persons	See Incorporation of Certain Information by Reference, p. 41
Item 11A	Material Changes	N/A
Item 12	Incorporation of Certain Information by Reference
§230.439, Rule 439 of 1933 Act	Consent to Use of Materials Incorporated by Reference	See Available Information, p. iii, and Incorporation of Certain Information by Reference, p. 41
Item 12A
§229.510 of Regulations S-K	Disclosure of Commission Position on Indemnification for Securities Act Liabilities	See Disclosure of Commission Position on Indemnification for Securities Act Liability, p. 42
Item 13
§229.511, Item 511 of Regulation S-K	Other Expenses of Issuance and Distribution	See Other Expenses of Issuance and Distribution, Part II, p. II-1
Item 14
§229.702, Item 702 of Regulation S-K	Indemnification of Directors and Officers	See Indemnification of Directors and Officers, Part II, p. II-1
Item 15
§229.701, Item 701 of Regulation S-K	Recent Sales of Unregistered Securities	N/A

Item 16
§229.601, Item 601 of Regulation S-K	Exhibits	See Exhibits, Part II, p. II-2
Item 17
§229.512, Item 512 of Regulation S-K	Undertakings	See Undertakings, Part II, pp. II-3 – II-4